Balance Sheet Components	12 Months Ended
Mar. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components

3. Balance Sheet Components

Prepaid expenses and other current assets consists of the following:

	At March 31,
	2016	2015
Research and development investment tax credits	$1,758	$2,568
Prepaid expenses	4,342	2,087
Other current assets	1,262	327

Total prepaid expenses and other current assets	$7,362	$4,982

Property and equipment consists of the following:

	At March 31,
	2016	2015
Computer equipment	$54,935	$46,078
Leasehold improvements	4,096	2,867
Furniture and fixtures	1,837	1,618
Office equipment	253	256

	61,121	50,819
Less: Accumulated depreciation and amortization	(36,315)	(27,660)

Property and equipment, net	$24,806	$23,159

Depreciation and amortization expense was $10.5 million, $11.0 million, and $9.0 million for the years ended March 31, 2016, 2015 and 2014, respectively.

Accrued expenses and other current liabilities consists of the following:

	At March 31,
	2016	2015
Accrued payroll and related benefits	$8,620	$7,166
Accrued taxes payable	3,491	1,866
Other accrued expenses	2,999	1,870

Total accrued expenses and other current liabilities	$15,110	$10,902

Other non-current liabilities consists of the following:

	At March 31,
	2016	2015
Deferred rent	$1,476	$1,760
Other non-current liabilities	645	367

Total other non-current liabilities	$2,121	$2,127